Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 1, 2026 to the Prospectus, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
NATIXIS OAKMARK INTERNATIONAL FUND
(the “Fund”)
Effective immediately, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.73% of the first $1 billion and 0.70% of the amounts in excess of $1 billion.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees[1]	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses[2,3]	0.37%	0.37%	0.47%[4]	0.37%
Total annual fund operating expenses	1.35%	2.10%	1.20%	1.10%
Fee waiver and/or expense reimbursement[5,6]	0.20%	0.20%	0.35%	0.20%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	0.90%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
Other expenses are shown net of tax reclaim expense of the following: Class A 0.13%, Class C 0.10%, Class N 0.11%, and Class Y 0.13%. Without these reductions, total annual fund operating expenses would have been 1.48%, 2.21%, 1.31%, and 1.23%, and total annual fund operating expenses after fee waiver and/or expense reimbursement would have been 1.28%, 2.00%, 0.96%, and 1.03%.

[4]
Pursuant to an expense offset arrangement, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s transfer agent expenses. Other expenses are shown net of such reductions of transfer agent expenses of 1bps.

[5]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85% and 0.90% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[6]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$705	$978	$1,272	$2,105
Class C	$313	$658	$1,129	$2,240
Class N	$122	$381	$660	$1,455
Class Y	$112	$350	$606	$1,340

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$213	$658	$1,129	$2,240
Supplement dated July 1, 2026 to the Prospectus, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
VAUGHAN NELSON SMALL CAP FUND
(the “Fund”)
Effective immediately, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate from 0.85% to 0.83%.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees[1]	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.21%	0.21%	0.09%	0.21%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.30%	2.05%	0.93%	1.05%
Fee waiver and/or expense reimbursement[3,4]	0.04%	0.04%	0.00%	0.04%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	0.93%	1.01%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class‑by‑class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for the Class A, Class C, and Class Y shares are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$700	$963	$1,247	$2,053
Class C	$308	$643	$1,103	$2,187
Class N	$95	$296	$515	$1,143
Class Y	$107	$334	$579	$1,283

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$208	$643	$1,103	$2,187

Natixis Oakmark International Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 1, 2026 to the Prospectus, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
NATIXIS OAKMARK INTERNATIONAL FUND
(the “Fund”)
Effective immediately, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.73% of the first $1 billion and 0.70% of the amounts in excess of $1 billion.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees[1]	0.73%	0.73%	0.73%	0.73%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses[2,3]	0.37%	0.37%	0.47%[4]	0.37%
Total annual fund operating expenses	1.35%	2.10%	1.20%	1.10%
Fee waiver and/or expense reimbursement[5,6]	0.20%	0.20%	0.35%	0.20%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	0.90%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
Other expenses are shown net of tax reclaim expense of the following: Class A 0.13%, Class C 0.10%, Class N 0.11%, and Class Y 0.13%. Without these reductions, total annual fund operating expenses would have been 1.48%, 2.21%, 1.31%, and 1.23%, and total annual fund operating expenses after fee waiver and/or expense reimbursement would have been 1.28%, 2.00%, 0.96%, and 1.03%.

[4]
Pursuant to an expense offset arrangement, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s transfer agent expenses. Other expenses are shown net of such reductions of transfer agent expenses of 1bps.

[5]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85% and 0.90% of the Fund’s average daily net assets for Class A, C, N, and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[6]
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$705	$978	$1,272	$2,105
Class C	$313	$658	$1,129	$2,240
Class N	$122	$381	$660	$1,455
Class Y	$112	$350	$606	$1,340

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$213	$658	$1,129	$2,240

Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated July 1, 2026 to the Prospectus, dated May 1, 2026, as may be revised or supplemented from time to time, for the following fund:
VAUGHAN NELSON SMALL CAP FUND
(the “Fund”)
Effective immediately, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate from 0.85% to 0.83%.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class Y
Management fees[1]	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.21%	0.21%	0.09%	0.21%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.30%	2.05%	0.93%	1.05%
Fee waiver and/or expense reimbursement[3,4]	0.04%	0.04%	0.00%	0.04%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	0.93%	1.01%

[1]
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2026, as if reduction had been in effect during the fiscal year ended December 31, 2025. The information has been restated to better reflect anticipated expenses of the Fund.

[2]
The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class‑by‑class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for the Class A, Class C, and Class Y shares are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$700	$963	$1,247	$2,053
Class C	$308	$643	$1,103	$2,187
Class N	$95	$296	$515	$1,143
Class Y	$107	$334	$579	$1,283

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$208	$643	$1,103	$2,187